Expenses by nature (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [Line Items]
Transactions costs	R$ (6,996,522)	R$ (7,198,093)	R$ (5,956,108)
Marketing and advertising	(868,803)	(858,321)	(580,667)
Personnel expenses	(1,327,458)	(1,421,253)	(1,122,128)
Financial costs	(5,228,792)	(3,746,688)	(3,269,556)
Chargeback	(251,645)	(345,799)	(426,740)
Credit loss allowance expenses	(129,293)	(110,280)	(109,308)
Depreciation and amortization	(1,807,514)	(1,600,932)	(1,355,653)
Expenses By Nature Other	(1,251,061)	(1,148,337)	(1,111,134)
Total	(17,861,088)	(16,429,703)	(13,931,294)
Classified as: [Line Items]
Cost of services	(9,696,094)	(9,543,315)	(8,132,580)
Selling expenses	(1,644,852)	(1,749,310)	(1,320,508)
Credit loss allowance expenses	(129,293)	(110,280)	(109,308)
Administrative expenses	(860,966)	(972,251)	(732,689)
Financial costs	(5,228,792)	(3,746,688)	(3,269,556)
Other Expenses And Income	(301,091)	(307,859)	(366,653)
Total	R$ 17,861,088	R$ 16,429,703	R$ 13,931,294